11. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Change in accumulated benefit obligation
(Dollars in thousands)
	2014	2013

Benefit obligation at beginning of period	$3,581	3,382
Service cost	348	336
Interest cost	67	65
Benefits paid	(184)	(142)
Reversal of excess accrual	-	(60)

Benefit obligation at end of period	$3,812	3,581

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2014	2013

Benefit obligation	$3,812	3,581
Fair value of plan assets	-	-

(Dollars in thousands)
	2014	2013

Funded status	$(3,812)	(3,581)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(3,812)	(3,581)

Unfunded accrued liability	$(3,812)	(3,581)
Intangible assets	-	-

Net amount recognized	$(3,812)	(3,581)

Schedule of Net Benefit Costs

(Dollars in thousands)
	2014	2013	2012

Service cost	$348	336	430
Interest cost	67	65	89

Net periodic cost	$415	401	519

Weighted average discount rate assumption used to
determine benefit obligation	5.47%	5.46%	5.43%

Schedule of Expected Benefit Payments
(Dollars in thousands)

Year ending December 31,
2015	$232
2016	$244
2017	$262
2018	$275
2019	$310
Thereafter	$8,345